Note 9 - Credit facilitates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Interest Expense, Debt	$ 66,306	$ 110,136	$ 66,864